EARNINGS (LOSS) PER SHARE ("EPS") (Tables)	12 Months Ended
Dec. 31, 2014
EARNINGS (LOSS) PER SHARE ("EPS")[Abstract]
Schedule of Earnings per Share
	Year ended December 31,
	2014	2013	2012
Numerator for EPS:
Net income (loss) from continuing operations	$1,432	$5,251	$(567)
Net loss from discontinued operations, net of tax	-	(2,429)	(1,147)
Denominator for EPS:
Weighted average shares outstanding – basic	8,805,495	8,799,237	8,808,075
Dilutive shares	21,047	9,683	-
Weighted average shares outstanding – diluted	8,826,542	8,808,920	8,808,075
EPS attributable to controlling interest:
Basic and diluted
Net income (loss) from continuing operations	$0.16	$0.60	$(0.06)
Loss from discontinued operations	$-	$(0.28)	$(0.13)

Diluted income (loss) per share does not include 175,000, 0 and 330,000 options, for the years ended December 31, 2014, 2013 and 2012 respectively because the options are anti-dilutive.

Dilutive shares are calculated using the treasury stock method and include dilutive shares from share-based employee compensation plans.